Form N-CSR Cover	6 Months Ended
Dec. 21, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Financial Institutions Series Trust
Entity Central Index Key	0000353281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024